Meridian Contrarian Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 90.0%
Consumer Discretionary - 5.9%
Hotels, Restaurants & Leisure - 4.2%
Lucky Strike Entertainment Corp. Class A1	578,803	$5,649,117
PlayAGS, Inc.[2]	493,622	5,977,763
Six Flags Entertainment Corp.	72,000	2,568,240
Sweetgreen, Inc. Class A2	291,157	7,284,748
		21,479,868
Specialty Retail - 0.9%
Aritzia, Inc. (Canada)[1,2]	121,416	4,310,268
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	269,975	4,190,012
Total Consumer Discretionary		29,980,148
Consumer Staples - 4.1%
Beverages - 0.5%
Zevia PBC Class A2	1,200,000	2,592,000
Consumer Staples Distribution & Retail - 1.1%
Dollar Tree, Inc.[2]	75,562	5,672,440
Personal Care Products - 2.5%
Honest Co., Inc. (The)[2]	2,683,546	12,612,666
Total Consumer Staples		20,877,106
Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
California Resources Corp.	178,000	7,826,660
Cameco Corp. (Canada)	346,289	14,253,255
Crescent Energy Co. Class A	285,572	3,209,829
Denison Mines Corp. (Canada)[1,2]	1,975,000	2,567,500
NexGen Energy Ltd. (Canada)[1,2]	483,655	2,171,611
Total Energy		30,028,855
Financials - 13.7%
Banks - 5.4%
First Citizens BancShares, Inc. Class A	9,460	17,539,975
Texas Capital Bancshares, Inc.[2]	136,000	10,159,200
		27,699,175
Capital Markets - 3.0%
DigitalBridge Group, Inc.	582,121	5,134,307
LPL Financial Holdings, Inc.	30,835	10,087,362
		15,221,669
Insurance - 5.3%
Axis Capital Holdings Ltd.	193,000	19,346,320
Universal Insurance Holdings, Inc.	314,000	7,441,800
		26,788,120
Total Financials		69,708,964
	Shares	Value
Health Care - 12.5%
Biotechnology - 3.7%
Legend Biotech Corp. ADR[2]	268,821	$9,121,096
ORIC Pharmaceuticals, Inc.[1,2]	370,000	2,064,600
SpringWorks Therapeutics, Inc.[2]	134,000	5,913,420
Zenas Biopharma, Inc.[2]	133,812	1,057,115
Zenas Biopharma, Inc.[1,2]	110,000	869,000
		19,025,231
Health Care Equipment & Supplies - 3.7%
Envista Holdings Corp.[2]	635,643	10,971,198
QuidelOrtho Corp.[2]	218,000	7,623,460
		18,594,658
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp.[2]	59,766	8,038,527
Health Care Technology - 0.7%
Certara, Inc.[2]	378,000	3,742,200
Pharmaceuticals - 2.8%
Perrigo Co. Plc	508,000	14,244,320
Total Health Care		63,644,936
Industrials - 16.5%
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	119,223	11,761,349
Building Products - 1.6%
Hayward Holdings, Inc.[2]	592,000	8,240,640
Commercial Services & Supplies - 1.7%
VSE Corp.[1]	70,000	8,399,300
Electrical Equipment - 2.0%
American Superconductor Corp.[2]	130,432	2,366,037
Regal Rexnord Corp.	69,600	7,923,960
		10,289,997
Ground Transportation - 1.9%
Knight-Swift Transportation Holdings, Inc.	110,813	4,819,257
U-Haul Holding Co.[1,2]	75,800	4,954,288
		9,773,545
Machinery - 2.7%
Kornit Digital Ltd. (Israel)[2]	322,000	6,143,760
Toro Co. (The)	99,493	7,238,116
		13,381,876
Professional Services - 2.7%
CACI International, Inc. Class A2	26,200	9,613,304
Planet Labs PBC[2]	1,264,958	4,275,558
		13,888,862

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
	Shares	Value
Trading Companies & Distributors - 1.6%
Core & Main, Inc. Class A2	169,000	$8,164,390
Total Industrials		83,899,959
Information Technology - 15.1%
Electronic Equipment, Instruments & Components - 5.6%
Mirion Technologies, Inc.[2]	791,000	11,469,500
nLight, Inc.[2]	464,717	3,610,851
Ouster, Inc.[2]	314,000	2,819,720
Trimble, Inc.[2]	162,156	10,645,542
		28,545,613
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc.[2]	62,000	6,369,880
Ambarella, Inc.[2]	75,000	3,774,750
CEVA, Inc.[2]	307,000	7,862,270
Navitas Semiconductor Corp.[1,2]	1,136,993	2,330,836
Penguin Solutions, Inc.[1,2]	739,782	12,850,013
		33,187,749
Software - 3.0%
Adeia, Inc.	444,000	5,869,680
BlackBerry Ltd. (Canada)[1,2]	1,501,833	5,661,910
LiveRamp Holdings, Inc.[2]	152,314	3,981,488
		15,513,078
Total Information Technology		77,246,440
Materials - 7.0%
Chemicals - 1.0%
Orion S.A. (Germany)	399,188	5,161,501
Containers & Packaging - 3.5%
Crown Holdings, Inc.	133,642	11,928,885
Ranpak Holdings Corp.[2]	1,096,000	5,940,320
		17,869,205
Metals & Mining - 2.5%
Constellium SE2	578,913	5,841,232
New Gold, Inc. (Canada)[1,2]	1,868,000	6,930,280
		12,771,512
Total Materials		35,802,218
Real Estate - 3.6%
Residential REITs - 1.0%
Sun Communities, Inc.	41,288	5,311,288
Specialized REITs - 2.6%
VICI Properties, Inc.	406,000	13,243,720
Total Real Estate		18,555,008
Utilities - 5.7%
Electric Utilities - 2.7%
Evergy, Inc.[1]	198,000	13,652,100
	Shares	Value
Independent Power & Renewable Electricity Producers - 2.5%
Brookfield Renewable Corp. (Canada)[1]	461,800	$12,893,456
Water Utilities - 0.5%
Consolidated Water Co. Ltd.	108,000	2,644,920
Total Utilities		29,190,476
Total Common Stocks - 90.0% (Cost $375,340,240)		458,934,110
Preferred Stocks - 0.1%
Information Technology - 0.1%
Software - 0.1%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[2,3,4]	2,821,405	7,618
Fyllo Series C-2 Shares Acquisition Date: 10/21/22, Cost $3,000,000[2,3,4]	2,272,727	6,137
Fyllo Series C-3 Acquisition Date: 12/20/23, Cost $250,000[2,3,4]	2,158,895	360,751
Total Information Technology		374,506
Total Preferred Stocks - 0.1% (Cost $6,250,000)		374,506
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[2,4]	150,750	357,278
Total Health Care		357,278
Total Rights - 0.1% (Cost $0)		357,278
Shares/ Principal Amount
Short-Term Investments - 14.1%[5]
Money Market Funds - 14.1%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.25%	49,920,905	49,920,905

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.29%	21,778,134	$21,778,134
Total Money Market Funds (Cost $71,699,039)		71,699,039
Total Short-Term Investments - 14.1% (Cost $71,699,039)		71,699,039
Total Investments - 104.3% (Cost $453,289,279)		531,364,933
Liabilities in Excess of Other Assets - (4.3)%		(21,731,012)
Net Assets - 100.0%		$509,633,921
ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
S.A.—Société Anonyme is the French term for a public limited company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	All or portion of this security is on loan at March 31, 2025. Total value of such securities at period-end amounts to $39,718,402 and represents 7.79% of net assets.
[2]	Non-income producing securities.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $374,506 and represents 0.07% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/